Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
Loans and Leases Receivable, Allowance [Abstract]
Analysis of Allowance for Loan Losses
An analysis of the allowance for loan losses as of and for the years ended December 31, 2015 and 2014 is as follows:

Allowance for Loan Losses:	For the year ended December 31, 2015
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$1,679	$(1,554)	$121	$706	$952
Real Estate Construction:
Residential	316	(238)	—	169	247
Commercial	3,015	(2,745)	—	2,231	2,501
Real Estate Mortgage:
Commercial – Owner Occupied	3,296	—	66	(95)	3,267
Commercial – Non-owner Occupied	4,962	(638)	398	(884)	3,838
Residential – 1 to 4 Family	4,156	(504)	148	1,002	4,802
Residential – Multifamily	357	—	—	(103)	254
Consumer	262	(1)	—	14	275
Unallocated	—	—	—	—	—
Total	$18,043	$(5,680)	$733	$3,040	$16,136

Allowance for Loan Losses:	For the year ended December 31, 2014
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$591	$(395)	$—	$1,483	$1,679
Real Estate Construction:
Residential	414	—	5	(103)	316
Commercial	948	(16)	—	2,083	3,015
Real Estate Mortgage:
Commercial – Owner Occupied	4,735	(476)	5	(968)	3,296
Commercial – Non-owner Occupied	7,530	(50)	—	(2,518)	4,962
Residential – 1 to 4 Family	3,612	(2,841)	32	3,353	4,156
Residential – Multifamily	389	—	—	(32)	357
Consumer	341	(31)	—	(48)	262
Unallocated	—	—	—	—	—
Total	$18,560	$(3,809)	$42	$3,250	$18,043

Allowance for Loan Losses, at December 31, 2015	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$67	$885	$952
Real Estate Construction:
Residential	—	247	247
Commercial	1,149	1,352	2,501
Real Estate Mortgage:
Commercial – Owner Occupied	73	3,194	3,267
Commercial – Non-owner Occupied	486	3,352	3,838
Residential – 1 to 4 Family	709	4,093	4,802
Residential – Multifamily	5	249	254
Consumer	—	275	275
Total	$2,489	$13,647	$16,136

Allowance for Loan Losses, at December 31, 2014	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$1,040	$639	$1,679
Real Estate Construction:
Residential	238	78	316
Commercial	2,535	480	3,015
Real Estate Mortgage:
Commercial – Owner Occupied	114	3,182	3,296
Commercial – Non-owner Occupied	828	4,134	4,962
Residential – 1 to 4 Family	573	3,583	4,156
Residential – Multifamily	5	352	357
Consumer	—	262	262
Total	$5,333	$12,710	$18,043

Loans, at December 31, 2015:	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$1,183	$25,957	$27,140
Real Estate Construction:
Residential	—	7,750	7,750
Commercial	7,117	38,128	45,245
Real Estate Mortgage:
Commercial – Owner Occupied	4,698	167,342	172,040
Commercial – Non-owner Occupied	24,584	231,887	256,471
Residential – 1 to 4 Family	4,284	208,982	213,266
Residential – Multifamily	356	17,757	18,113
Consumer	—	18,476	18,476
Total	$42,222	$716,279	$758,501

Loans, at December 31, 2014:	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$2,407	$27,685	$30,092
Real Estate Construction:
Residential	238	5,621	5,859
Commercial	14,058	33,863	47,921
Real Estate Mortgage:
Commercial – Owner Occupied	5,951	170,698	176,649
Commercial – Non-owner Occupied	30,407	207,511	237,918
Residential – 1 to 4 Family	7,960	163,934	171,894
Residential – Multifamily	364	24,809	25,173
Consumer	94	17,461	17,555
Total	$61,479	$651,582	$713,061